Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Active International Allocation Portfolio
Asian Equity Portfolio
Emerging Markets Portfolio
Global Franchise Portfolio
International Equity Portfolio
International Small Cap Portfolio
Select Global Infrastructure Portfolio
(collectively, the "Portfolios")

The Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Fund") has approved (i) the imposition of a maximum initial sales charge of 5.25% on purchases of Class P shares of the Portfolios; (ii) a decrease in the minimum initial investment amount for Class P shares of the Portfolios from $1,000,000 to $1,000; (iii) a decrease in the minimum initial investment amount for Class L shares of the Portfolios from $25,000 to $1,000; and (iv) the implementation of criteria for the waiver of the front-end sales charge on Class P shares of the Portfolios. As a result, the following changes to the Prospectus are effective as of February 25, 2013:

All references to Class P shares in the sections of the Prospectus entitled "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Redeem Class I, Class P and Class L Shares" are hereby removed.

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The section of the Prospectus entitled "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" is hereby renamed "Shareholder Information—How To Purchase Class I and Class L Shares."

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The section of the Prospectus entitled "Shareholder Information—How To Purchase Class H Shares" is hereby renamed "Shareholder Information—How To Purchase Class P and Class H Shares."

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The section of the Prospectus entitled "Shareholder Information—How To Redeem Class H Shares" is hereby renamed "Shareholder Information—How To Redeem Class P and Class H Shares."

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The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 52 of this Prospectus.

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With respect to each of the Active International Allocation, Asian Equity, Emerging Markets, International Equity and International Small Cap Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

Class P
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%

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With respect to each of the Global Franchise and Select Global Infrastructure Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

Class P
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%

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The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"

Active International Allocation Portfolio

	1 Year	3 Years	5 Years	10 Years
Class P	$636	$871	$1,125	$1,849

Asian Equity Portfolio

	1 Year	3 Years	5 Years	10 Years
Class P	$689	$1,033	$1,400	$2,428

Emerging Markets Portfolio

	1 Year	3 Years	5 Years	10 Years
Class P	$670	$974	$1,300	$2,222

Global Franchise Portfolio

	1 Year	3 Years	5 Years	10 Years
Class P	$646	$901	$1,175	$1,957

International Equity Portfolio

	1 Year	3 Years	5 Years	10 Years
Class P	$641	$886	$1,150	$1,903

International Small Cap Portfolio

	1 Year	3 Years	5 Years	10 Years
Class P	$660	$945	$1,251	$2,117

Select Global Infrastructure Portfolio

	1 Year	3 Years	5 Years	10 Years
Class P	$660	$945	$1,251	$2,117

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With respect to the Active International Allocation Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"

	Past One Year	Past Five Years	Past Ten Years
Class P† Return before Taxes	-19.22%	-4.93%	4.01%

†  The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

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With respect to the Asian Equity Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"

	Past One Year	Since Inception
Class P (commenced operations on 12/28/10)† Return before Taxes	-21.40%	-19.76%

†  The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

***

With respect to the Emerging Markets Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"

	Past One Year	Past Five Years	Past Ten Years
Class P† Return before Taxes	-22.90%	-1.09%	12.08%

†  The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

***

With respect to the Global Franchise Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"

	Past One Year	Past Five Years	Past Ten Years
Class P† Return before Taxes	3.24%	3.34%	9.56%

†  The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

***

With respect to the International Equity Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"

	Past One Year	Past Five Years	Past Ten Years
Class P† Return before Taxes	-12.70%	-3.92%	4.90%

†  The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

***

With respect to the International Small Cap Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"

	Past One Year	Past Five Years	Past Ten Years	Since Inception
Class P (commenced operations on 10/21/08)† Return before Taxes	-22.83%	N/A	N/A	4.48%

†  The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

***

With respect to the Select Global Infrastructure Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"

	Past One Year	Since Inception
Class P (commenced operations on 9/20/10)† Return before Taxes	9.57%	11.53%

†  The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

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Each Portfolio's section of the Prospectus entitled "Portfolio Summary—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares, $25,000 for Class H shares and $1,000 for each of Class L and Class P shares of the Portfolio. The minimum initial investment will be waived for certain investments. For more information, please refer to the "Shareholder Information—How To Purchase Class I and Class L Shares" and "—How To Purchase Class P and Class H Shares" sections beginning on pages 51 and 52, respectively, of this Prospectus.

Class I and Class L shares of the Portfolio may be purchased or sold on any day the New York Stock Exchange ("NYSE") is open for business directly through the Fund by mail (c/o Morgan Stanley

Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your financial intermediary.

For more information, please refer to the "Shareholder Information—How To Purchase Class I and Class L Shares" and "—How To Redeem Class I and Class L Shares" sections beginning on pages 51 and 54, respectively, of this Prospectus.

Class P and Class H shares of the Portfolio may be purchased or redeemed by contacting your authorized financial representative.

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The section of the Prospectus entitled "Shareholder Information—Share Class" is hereby deleted and replaced with the following:

This Prospectus offers Class I, Class P, Class H and Class L shares of each Portfolio. Neither Class I nor Class L shares are subject to a sales charge, and Class I shares are not subject to a shareholder services fee. Class I shares generally require an investment in a minimum amount that is substantially higher than Class P, Class H and Class L shares.

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The first sentence of the section of the Prospectus entitled "Shareholder Information—Pricing of Portfolio Shares" is hereby deleted and replaced with the following:

You may buy or sell (redeem) Class I, Class P, Class H and Class L shares of the Portfolios at the NAV next determined for the class after receipt of your order, plus any applicable sales charge.

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The first sentence of the fourth paragraph under the section of the Prospectus newly entitled "Shareholder Information—How To Purchase Class I and Class L Shares" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000 for Class L shares of a Portfolio.

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The penultimate sentence of the third paragraph under the section of the Prospectus newly entitled "Shareholder Information—How To Purchase Class I and Class L Shares" is hereby deleted and replaced with the following:

If the value of your account falls below the minimum initial investment amount for Class I or Class L shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption.

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The section of the Prospectus newly entitled "Shareholder Information—How To Purchase Class P and Class H Shares" is hereby deleted and replaced with the following:

How To Purchase Class P and Class H Shares

Class P and Class H shares of a Portfolio may be purchased by contacting your authorized financial representative who will assist you, step-by-step, with the procedures to invest in Class P and Class H shares.

Class P and Class H shares are available to investors with a minimum investment of $1,000 and $25,000, respectively. The minimum initial or additional investment may be waived for the following categories: (1) sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee; (2) qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions); (3) defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code; (4) certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Directors; (5) current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (6) current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (7) certain other registered open-end investment companies whose shares are distributed by the Distributor; (8) investments made in connection with certain reorganizations as approved by the Adviser; or (9) the reinvestment of dividends in additional Portfolio shares. If the value of your account falls below the minimum initial investment amount for Class P or Class H shares as a result of share redemptions, your account may be subject to involuntary redemption. You will be notified prior to any such redemptions.

Class P and Class H shares are subject to a sales charge equal to a maximum of 5.25% and 4.75%, respectively, each calculated as a percentage of the offering price on a single transaction as shown in the tables below. As shown below, the sales charge is reduced for purchases of $25,000 and over with respect to Class P and $50,000 and over with respect to Class H.

Class P	Front End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested
Less than $25,000	5.25%	5.54%
$25,000 but less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.00%	4.17%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million and over	0.00%	0.00%

Class H	Front End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested
$25,000 but less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.00%	4.17%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million and over	0.00%	0.00%

You may benefit from a reduced sales charge schedule (i.e., breakpoint discount) for purchases of Class P or Class H shares of a Portfolio, by combining, in a single transaction, your purchase with purchases of Class P or Class H shares of a Portfolio by the following related accounts:

•  A single account (including an individual, trust or fiduciary account).

•  A family member account (limited to spouse, and children under the age of 21).

•  Pension, profit sharing or other employee benefit plans of companies and their affiliates.

•  Employer sponsored and individual retirement accounts (including IRAs, Keogh, 401(k), 403(b), 408(k) and 457(b) Plans).

•  Tax-exempt organizations.

•  Groups organized for a purpose other than to buy mutual fund shares.

In addition to investments of $1 million or more, purchases of Class P and Class H shares are not subject to a front-end sales charge if your account qualifies under one of the following categories:

•  Sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee.

•  Qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions).

•  Defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code.

•  Certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Directors.

•  Current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

•  Current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

•  Certain other registered open-end investment companies, as approved by the Distributor.

•  Investments made in connection with certain reorganizations as approved by the Adviser.

•  The reinvestment of dividends in additional Portfolio shares.

Combined Purchase Privilege

You will have the benefit of reduced sales charges by combining purchases of Class P or Class H shares of a Portfolio for any related account in a single transaction with purchases of Class P or Class H shares of another portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust for the related account or any other related account. For the purpose of this combined purchase privilege, a "related account" is:

•  A single account (including an individual account, a joint account and a trust account established solely for the benefit of the individual).

•  A family member account (limited to spouse, and children under the age of 21, but including trust accounts established solely for the benefit of a spouse, or children under the age of 21).

•  An IRA and single participant retirement account (such as a Keogh).

•  An UGMA/UTMA account.

Right of Accumulation

You may benefit from a reduced sales charge if the cumulative NAV of Class P or Class H shares of a Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. For the purposes of the right of accumulation privilege, a related account is any one of the accounts listed under "Combined Purchase Privilege" above.

Notification

You must notify your authorized financial representative at the time a purchase order is placed, that the purchase qualifies for a reduced sales charge under any of the privileges discussed above. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Morgan Stanley Smith Barney LLC ("Morgan Stanley Smith Barney") or your authorized financial representative or the Fund's transfer agent, Morgan Stanley Services, does not confirm your represented holdings.

In order to obtain a reduced sales charge under any of the privileges discussed above, it may be necessary at the time of purchase for you to inform your authorized financial representative of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoint and/or right of accumulation threshold. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding Class P and Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust held in all related accounts described above at your authorized financial representative, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met the sales load breakpoint and/or right of accumulation threshold.

Letter of Intent

The above schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "Letter of Intent." A Letter of Intent provides for the purchase of Class P or Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust within a 13-month period. The initial purchase under a Letter of Intent must be at least 5% of the stated investment goal. The Letter of Intent does not preclude a Portfolio from discontinuing sales of its shares. To determine the applicable sales charge reduction, you may also include (1) the cost of other Class P or Class H shares which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the Distributor receiving the Letter of Intent and (2) the historical cost of Class P and Class H shares of other portfolios of the Fund or portfolios of Morgan Stanley Institutional Fund Trust you currently own acquired in exchange for shares of other portfolios of the Fund or portfolios of Morgan Stanley Institutional Fund Trust purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse, and children under the age of 21) during the period referenced above. You should retain any records necessary to substantiate historical costs because the Fund, Morgan Stanley Services and your authorized financial representative may not maintain this information. You can obtain a Letter of Intent by contacting your authorized financial representative. If you do not achieve the stated investment goal within the 13-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment. Shares acquired through reinvestment of distributions are not aggregated to achieve the stated investment goal.

Additional Investments

You may purchase additional Class P and Class H shares for your account at any time by purchasing shares at NAV, plus any applicable sales charge.

Order Processing Fees

Your financial intermediary may charge processing or other fees in connection with the purchase or sale of Class P and Class H shares. Please consult your authorized financial representative for more information regarding any such fee.

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The section of the Prospectus newly entitled "Shareholder Information—How To Redeem Class P and Class H Shares" is hereby deleted and replaced with the following:

You may redeem Class P and Class H shares of a Portfolio by contacting your authorized financial representative. The value of Class P and Class H shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Class P and Class H shares of the Portfolios will be redeemed at the NAV next determined after we receive your redemption request in good order.

The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven days.

If we determine that it is in the best interest of the Fund or Portfolio not to pay redemption proceeds in cash, we may distribute to you securities held by the Portfolio. If requested, we will pay a portion of your redemption(s) in cash (during any 90 day period) up to the lesser of $250,000 or 1% of the net assets of the Portfolio at the beginning of such period. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

Class P and Class H shares of a Portfolio (except Global Franchise and Select Global Infrastructure Portfolios) redeemed within 30 days of purchase may be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through preapproved asset allocation programs, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles, (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team and (vi) transactions by funds of funds advised by Morgan Stanley Investment Management. The redemption fee is based on, and deducted from, the redemption proceeds. Each time you redeem or exchange Class P and Class H shares, the shares held the longest will be redeemed or exchanged first.

The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at Financial Intermediaries. Certain Financial Intermediaries may not have the ability to assess a redemption fee. Certain Financial Intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from a Portfolio's redemption fee or may impose certain trading restrictions to deter market-timing and frequent trading. If you invest in a Portfolio through a Financial Intermediary, please read that Financial Intermediary's materials carefully to learn about any other restrictions or fees that may apply.

Exchange Privilege

You may exchange Class P and Class H shares of a Portfolio for the same class of shares of other available portfolios of the Fund and available portfolios of Morgan Stanley Institutional Fund Trust. A front-end sales charge (load) is not imposed on exchanges of Class P or Class H shares. Exchanges are effected based on the respective NAVs of the applicable portfolios (subject to any applicable redemption fee). To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.

You can process your exchange by contacting your Financial Intermediary.

When you exchange for Class P or Class H shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase, except that it will not be subject to a front-end sales charge. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. An exchange of Class P or Class H shares of a Portfolio (except Global Franchise and Select Global Infrastructure Portfolios) held for less than 30 days from the date of purchase will be subject to the 2% redemption fee described above. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice.

Please retain this supplement for future reference.

  MSIGLINSPT5 1/13

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Advantage Portfolio
Global Advantage Portfolio
International Advantage Portfolio
(collectively, the "Portfolios")

The Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Fund") has approved (i) the imposition of a maximum initial sales charge of 5.25% on purchases of Class P shares of the Portfolios; (ii) a decrease in the minimum initial investment amount for Class P shares of the Portfolios from $1,000,000 to $1,000; (iii) a decrease in the minimum initial investment amount for Class L shares of the Portfolios from $25,000 to $1,000; and (iv) the implementation of criteria for the waiver of the front-end sales charge on Class P shares of the Portfolios. As a result, the following changes to the Prospectus are effective as of February 25, 2013:

All references to Class P shares in the sections of the Prospectus entitled "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Redeem Class I, Class P and Class L Shares" are hereby removed.

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The section of the Prospectus entitled "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" is hereby renamed "Shareholder Information—How To Purchase Class I and Class L Shares."

***

The section of the Prospectus entitled "Shareholder Information—How To Purchase Class H Shares" is hereby renamed "Shareholder Information—How To Purchase Class P and Class H Shares."

***

The section of the Prospectus entitled "Shareholder Information—How To Redeem Class H Shares" is hereby renamed "Shareholder Information—How To Redeem Class P and Class H Shares."

***

The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 25 of this Prospectus.

***

With respect to each of the Advantage and Global Advantage Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

Class P
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%

***

With respect to each of the International Advantage Portfolio, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

Class P
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%

***

The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"

Advantage Portfolio

	1 Year	3 Years	5 Years	10 Years
Class P	$650	$915	$1,200	$2,010

Global Advantage Portfolio

	1 Year	3 Years	5 Years	10 Years
Class P	$674	$989	$1,325	$2,274

International Advantage Portfolio

	1 Year	3 Years	5 Years	10 Years
Class P	$670	$974	$1,300	$2,222

***

With respect to the Advantage Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"

	Past One Year	Since Inception
Class P (commenced operations on 5/21/10)† Return before Taxes	-0.43%	12.23%

†  The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

***

With respect to the Global Advantage Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"

	Past One Year	Since Inception
Class P (commenced operations on 12/28/10)† Return before Taxes	-5.14%	-5.01%

†  The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

***

With respect to the International Advantage Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"

	Past One Year	Since Inception
Class P (commenced operations on 12/28/10)† Return before Taxes	-6.71%	-6.75%

†  The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

***

Each Portfolio's section of the Prospectus entitled "Portfolio Summary—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares, $25,000 for Class H shares and $1,000 for each of Class L and Class P shares of the Portfolio. The minimum initial investment will be waived for certain investments. For more information, please refer to the "Shareholder Information—How To Purchase Class I and Class L Shares" and "—How To Purchase Class P and Class H Shares" sections beginning on pages 24 and 25, respectively, of this Prospectus.

Class I and Class L shares of the Portfolio may be purchased or sold on any day the New York Stock Exchange ("NYSE") is open for business directly through the Fund by mail (c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your financial intermediary.

For more information, please refer to the "Shareholder Information—How To Purchase Class I and Class L Shares" and "—How To Redeem Class I and Class L Shares" sections beginning on pages 24 and 27, respectively, of this Prospectus.

Class P and Class H shares of the Portfolio may be purchased or redeemed by contacting your authorized financial representative.

***

The section of the Prospectus entitled "Shareholder Information—Share Class" is hereby deleted and replaced with the following:

This Prospectus offers Class I, Class P, Class H and Class L shares of each Portfolio. Neither Class I nor Class L shares are subject to a sales charge, and Class I shares are not subject to a shareholder services fee. Class I shares generally require an investment in a minimum amount that is substantially higher than Class P, Class H and Class L shares.

***

The first sentence of the third paragraph under the section of the Prospectus newly entitled "Shareholder Information—How To Purchase Class I and Class L Shares" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000 for Class L shares of a Portfolio.

***

The penultimate sentence of the third paragraph under the section of the Prospectus newly entitled "Shareholder Information—How To Purchase Class I and Class L Shares" is hereby deleted and replaced with the following:

If the value of your account falls below the minimum initial investment amount for Class I or Class L shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption.

***

The section of the Prospectus newly entitled "Shareholder Information—How To Purchase Class P and Class H Shares" is hereby deleted and replaced with the following:

How To Purchase Class P and Class H Shares

Class P and Class H shares of a Portfolio may be purchased by contacting your authorized financial representative who will assist you, step-by-step, with the procedures to invest in Class P and Class H shares.

Class P and Class H shares are available to investors with a minimum investment of $1,000 and $25,000, respectively. The minimum initial or additional investment may be waived for the following categories: (1) sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee; (2) qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions); (3) defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code; (4) certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Directors; (5) current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (6) current or retired Directors or Trustees of the Morgan

Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (7) certain other registered open-end investment companies whose shares are distributed by the Distributor; (8) investments made in connection with certain reorganizations as approved by the Adviser; or (9) the reinvestment of dividends in additional Portfolio shares. If the value of your account falls below the minimum initial investment amount for Class P or Class H shares as a result of share redemptions, your account may be subject to involuntary redemption. You will be notified prior to any such redemptions.

Class P and Class H shares are subject to a sales charge equal to a maximum of 5.25% and 4.75%, respectively, each calculated as a percentage of the offering price on a single transaction as shown in the tables below. As shown below, the sales charge is reduced for purchases of $25,000 and over with respect to Class P and $50,000 and over with respect to Class H.

Class P	Front End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested
Less than $25,000	5.25%	5.54%
$25,000 but less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.00%	4.17%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million and over	0.00%	0.00%
Class H	Front End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested
$25,000 but less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.00%	4.17%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million and over	0.00%	0.00%

You may benefit from a reduced sales charge schedule (i.e., breakpoint discount) for purchases of Class P or Class H shares of a Portfolio, by combining, in a single transaction, your purchase with purchases of Class P or Class H shares of a Portfolio by the following related accounts:

•  A single account (including an individual, trust or fiduciary account).

•  A family member account (limited to spouse, and children under the age of 21).

•  Pension, profit sharing or other employee benefit plans of companies and their affiliates.

•  Employer sponsored and individual retirement accounts (including IRAs, Keogh, 401(k), 403(b), 408(k) and 457(b) Plans).

•  Tax-exempt organizations.

•  Groups organized for a purpose other than to buy mutual fund shares.

In addition to investments of $1 million or more, purchases of Class P and Class H shares are not subject to a front-end sales charge if your account qualifies under one of the following categories:

•  Sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee.

•  Qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions).

•  Defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code.

•  Certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Directors.

•  Current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

•  Current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

•  Certain other registered open-end investment companies, as approved by the Distributor.

•  Investments made in connection with certain reorganizations as approved by the Adviser.

•  The reinvestment of dividends in additional Portfolio shares.

Combined Purchase Privilege

You will have the benefit of reduced sales charges by combining purchases of Class P or Class H shares of a Portfolio for any related account in a single transaction with purchases of Class P or Class H shares of another portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust for the related account or any other related account. For the purpose of this combined purchase privilege, a "related account" is:

•  A single account (including an individual account, a joint account and a trust account established solely for the benefit of the individual).

•  A family member account (limited to spouse, and children under the age of 21, but including trust accounts established solely for the benefit of a spouse, or children under the age of 21).

•  An IRA and single participant retirement account (such as a Keogh).

•  An UGMA/UTMA account.

Right of Accumulation

You may benefit from a reduced sales charge if the cumulative NAV of Class P or Class H shares of a Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. For the purposes of the right of accumulation privilege, a related account is any one of the accounts listed under "Combined Purchase Privilege" above.

Notification

You must notify your authorized financial representative at the time a purchase order is placed, that the purchase qualifies for a reduced sales charge under any of the privileges discussed above. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Morgan Stanley Smith Barney LLC ("Morgan Stanley Smith Barney") or your authorized financial representative or the Fund's transfer agent, Morgan Stanley Services, does not confirm your represented holdings.

In order to obtain a reduced sales charge under any of the privileges discussed above, it may be necessary at the time of purchase for you to inform your authorized financial representative of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoint and/or right of accumulation threshold. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding Class P and Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust held in all related accounts described above at your authorized financial representative, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met the sales load breakpoint and/or right of accumulation threshold.

Letter of Intent

The above schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "Letter of Intent." A Letter of Intent provides for the purchase of Class P or Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust within a 13-month period. The initial purchase under a Letter of Intent must be at least 5% of the stated investment goal. The Letter of Intent does not preclude a Portfolio from discontinuing sales of its shares. To determine the applicable sales charge reduction, you may also include (1) the cost of other Class P or Class H shares which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the Distributor receiving the Letter of Intent and (2) the historical cost of Class P and Class H shares of other portfolios of the Fund or portfolios of Morgan Stanley Institutional Fund Trust you currently own acquired in exchange for shares of other portfolios of the Fund or portfolios of Morgan Stanley Institutional Fund Trust purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse, and children under the age of 21) during the period referenced above. You should retain any records necessary to substantiate historical costs because the Fund, Morgan Stanley Services and your authorized financial representative may not maintain this information. You can obtain a Letter of Intent by contacting your authorized financial representative. If you do not achieve the stated investment goal within the 13-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment. Shares acquired through reinvestment of distributions are not aggregated to achieve the stated investment goal.

Additional Investments

You may purchase additional Class P and Class H shares for your account at any time by purchasing shares at NAV, plus any applicable sales charge.

Order Processing Fees

Your financial intermediary may charge processing or other fees in connection with the purchase or sale of Class P and Class H shares. Please consult your authorized financial representative for more information regarding any such fee.

***

The section of the Prospectus newly entitled "Shareholder Information—How To Redeem Class P and Class H Shares" is hereby deleted and replaced with the following:

You may redeem Class P and Class H shares of a Portfolio by contacting your authorized financial representative. The value of Class P and Class H shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Class P and Class H shares of the Portfolios will be redeemed at the NAV next determined after we receive your redemption request in good order.

The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven days.

If we determine that it is in the best interest of the Fund or Portfolio not to pay redemption proceeds in cash, we may distribute to you securities held by the Portfolio. If requested, we will pay a portion of your redemption(s) in cash (during any 90 day period) up to the lesser of $250,000 or 1% of the net assets of the Portfolio at the beginning of such period. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

Class P and Class H shares of the International Advantage Portfolio redeemed within 30 days of purchase may be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through preapproved asset allocation programs, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles and (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team. The redemption fee is based on, and deducted from, the redemption proceeds. Each time you redeem or exchange Class P and Class H shares, the shares held the longest will be redeemed or exchanged first.

The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at Financial Intermediaries. Certain Financial Intermediaries may not have the ability to assess a redemption fee. Certain Financial Intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from the International Advantage Portfolio's redemption fee or may impose certain trading restrictions to deter market-timing and frequent trading. If you invest in a Portfolio through a Financial Intermediary, please read that Financial Intermediary's materials carefully to learn about any other restrictions or fees that may apply.

Exchange Privilege

You may exchange Class P and Class H shares of a Portfolio for the same class of shares of other available portfolios of the Fund and available portfolios of Morgan Stanley Institutional Fund Trust. A front-end sales charge (load) is not imposed on exchanges of Class P or Class H shares. Exchanges are effected based on the respective NAVs of the applicable portfolios (subject to any applicable redemption fee). To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.

You can process your exchange by contacting your Financial Intermediary.

When you exchange for Class P or Class H shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase, except that it will not be subject to a front-end sales charge. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. An exchange of Class P or Class H shares of the International Advantage Portfolio held for less than 30 days from the date of purchase will be subject to the 2% redemption fee described above. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice.

Please retain this supplement for future reference.

  IFTEQ2SPT 1/13

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Global Discovery Portfolio
Growth Portfolio
Small Company Growth Portfolio
(collectively, the "Portfolios")

The Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Fund") has approved (i) the imposition of a maximum initial sales charge of 5.25% on purchases of Class P shares of the Portfolios; (ii) a decrease in the minimum initial investment amount for Class P shares of the Portfolios from $1,000,000 to $1,000; (iii) a decrease in the minimum initial investment amount for Class L shares of the Portfolios from $25,000 to $1,000; and (iv) the implementation of criteria for the waiver of the front-end sales charge on Class P shares of the Portfolios. As a result, the following changes to the Prospectus are effective as of February 25, 2013:

All references to Class P shares in the sections of the Prospectus entitled "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Redeem Class I, Class P and Class L Shares" are hereby removed.

***

The section of the Prospectus entitled "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" is hereby renamed "Shareholder Information—How To Purchase Class I and Class L Shares."

***

The section of the Prospectus entitled "Shareholder Information—How To Purchase Class H Shares" is hereby renamed "Shareholder Information—How To Purchase Class P and Class H Shares."

***

The section of the Prospectus entitled "Shareholder Information—How To Redeem Class H Shares" is hereby renamed "Shareholder Information—How To Redeem Class P and Class H Shares."

***

The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 32 of this Prospectus.

***

With respect to each of the Global Discovery and Growth Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

Class P
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%

***

With respect to each of the Small Company Growth Portfolio, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

Class P
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%

***

The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"

Global Discovery Portfolio

	1 Year	3 Years	5 Years	10 Years
Class P	$679	$1,003	$1,350	$2,325

Growth Portfolio

	1 Year	3 Years	5 Years	10 Years
Class P	$618	$815	$1,028	$1,641

Small Company Growth Portfolio

	1 Year	3 Years	5 Years	10 Years
Class P	$650	$915	$1,200	$2,010

***

With respect to the Global Discovery Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"

	Past One Year	Since Inception
Class P (commenced operations on 12/28/10)† Return before Taxes	-12.79%	-12.94%

†  The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

***

With respect to the Growth Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"

	Past One Year	Past Five Years	Past Ten Years
Class P† Return before Taxes	-8.35%	1.98%	2.61%

†  The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

***

With respect to the Small Company Growth Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"

	Past One Year	Past Five Years	Past Ten Years
Class P† Return before Taxes	-14.07%	-0.83%	4.85%

†  The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

***

With respect to each of the Global Discovery and Growth Portfolios, the section of the Prospectus entitled "Portfolio Summary—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares, $25,000 for Class H shares and $1,000 for each of Class L and Class P shares of the Portfolio. The minimum initial investment will be waived for certain investments. For more information, please refer to the "Shareholder Information—How To Purchase Class I and Class L Shares" and "—How To Purchase Class P and Class H Shares" sections beginning on pages 31 and 32, respectively, of this Prospectus.

Class I and Class L shares of the Portfolio may be purchased or sold on any day the New York Stock Exchange ("NYSE") is open for business directly through the Fund by mail (c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your financial intermediary.

For more information, please refer to the "Shareholder Information—How To Purchase Class I and Class L Shares" and "—How To Redeem Class I and Class L Shares" sections beginning on pages 31 and 34, respectively, of this Prospectus.

Class P and Class H shares of the Portfolio may be purchased or redeemed by contacting your authorized financial representative.

***

With respect to each the Small Company Growth Portfolio, the second through fifth paragraphs under the section of the Prospectus entitled "Portfolio Summary—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares, $25,000 for Class H shares and $1,000 for each of Class L and Class P shares of the Portfolio. The minimum initial investment will be waived for certain investments. For more information, please refer to the "Shareholder Information—How To Purchase Class I and Class L Shares" and "—How To Purchase Class P and Class H Shares" sections beginning on pages 31 and 32, respectively, of this Prospectus.

Class I and Class L shares of the Portfolio may be purchased or sold on any day the New York Stock Exchange ("NYSE") is open for business directly through the Fund by mail (c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your financial intermediary.

For more information, please refer to the "Shareholder Information—How To Purchase Class I and Class L Shares" and "—How To Redeem Class I and Class L Shares" sections beginning on pages 31 and 34, respectively, of this Prospectus.

Class P and Class H shares of the Portfolio may be purchased or redeemed by contacting your authorized financial representative.

***

The section of the Prospectus entitled "Shareholder Information—Share Class" is hereby deleted and replaced with the following:

This Prospectus offers Class I, Class P, Class H and Class L shares of each Portfolio. Neither Class I nor Class L shares are subject to a sales charge, and Class I shares are not subject to a shareholder services fee. Class I shares generally require an investment in a minimum amount that is substantially higher than Class P, Class H and Class L shares.

***

The first sentence of the section of the Prospectus entitled "Shareholder Information—Pricing of Portfolio Shares" is hereby deleted and replaced with the following:

You may buy or sell (redeem) Class I, Class P, Class H and Class L shares of the Portfolios at the NAV next determined for the class after receipt of your order, plus any applicable sales charge.

***

The first sentence of the fourth paragraph under the section of the Prospectus newly entitled "Shareholder Information—How To Purchase Class I and Class L Shares" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000 for Class L shares of a Portfolio.

***

The penultimate sentence of the fourth paragraph under the section of the Prospectus newly entitled "Shareholder Information—How To Purchase Class I and Class L Shares" is hereby deleted and replaced with the following:

If the value of your account falls below the minimum initial investment amount for Class I or Class L shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption.

***

The section of the Prospectus newly entitled "Shareholder Information—How To Purchase Class P and Class H Shares" is hereby deleted and replaced with the following:

How To Purchase Class P and Class H Shares

Class P and Class H shares of a Portfolio may be purchased by contacting your authorized financial representative who will assist you, step-by-step, with the procedures to invest in Class P and Class H shares.

Class P and Class H shares are available to investors with a minimum investment of $1,000 and $25,000, respectively. The minimum initial or additional investment may be waived for the following categories: (1) sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee; (2) qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions); (3) defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code; (4) certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Directors; (5) current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (6) current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (7) certain other registered open-end investment companies whose shares are distributed by the Distributor; (8) investments made in connection with certain reorganizations as approved by the Adviser; or (9) the reinvestment of dividends in additional Portfolio shares. If the value of your account falls below the minimum initial investment amount for Class P or Class H shares as a result of share redemptions, your account may be subject to involuntary redemption. You will be notified prior to any such redemptions.

Class P and Class H shares are subject to a sales charge equal to a maximum of 5.25% and 4.75%, respectively, each calculated as a percentage of the offering price on a single transaction as shown in the tables below. As shown below, the sales charge is reduced for purchases of $25,000 and over with respect to Class P and $50,000 and over with respect to Class H.

Class P	Front End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested
Less than $25,000	5.25%	5.54%
$25,000 but less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.00%	4.17%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million and over	0.00%	0.00%
Class H	Front End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested
$25,000 but less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.00%	4.17%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million and over	0.00%	0.00%

You may benefit from a reduced sales charge schedule (i.e., breakpoint discount) for purchases of Class P or Class H shares of a Portfolio, by combining, in a single transaction, your purchase with purchases of Class P or Class H shares of a Portfolio by the following related accounts:

•  A single account (including an individual, trust or fiduciary account).

•  A family member account (limited to spouse, and children under the age of 21).

•  Pension, profit sharing or other employee benefit plans of companies and their affiliates.

•  Employer sponsored and individual retirement accounts (including IRAs, Keogh, 401(k), 403(b), 408(k) and 457(b) Plans).

•  Tax-exempt organizations.

•  Groups organized for a purpose other than to buy mutual fund shares.

In addition to investments of $1 million or more, purchases of Class P and Class H shares are not subject to a front-end sales charge if your account qualifies under one of the following categories:

•  Sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in

(i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee.

•  Qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions).

•  Defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code.

•  Certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Directors.

•  Current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

•  Current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

•  Certain other registered open-end investment companies, as approved by the Distributor.

•  Investments made in connection with certain reorganizations as approved by the Adviser.

•  The reinvestment of dividends in additional Portfolio shares.

Combined Purchase Privilege

You will have the benefit of reduced sales charges by combining purchases of Class P or Class H shares of a Portfolio for any related account in a single transaction with purchases of Class P or Class H shares of another portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust for the related account or any other related account. For the purpose of this combined purchase privilege, a "related account" is:

•  A single account (including an individual account, a joint account and a trust account established solely for the benefit of the individual).

•  A family member account (limited to spouse, and children under the age of 21, but including trust accounts established solely for the benefit of a spouse, or children under the age of 21).

•  An IRA and single participant retirement account (such as a Keogh).

•  An UGMA/UTMA account.

Right of Accumulation

You may benefit from a reduced sales charge if the cumulative NAV of Class P or Class H shares of a Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. For the purposes of the right of accumulation privilege, a related account is any one of the accounts listed under "Combined Purchase Privilege" above.

Notification

You must notify your authorized financial representative at the time a purchase order is placed, that the purchase qualifies for a reduced sales charge under any of the privileges discussed above. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Morgan Stanley Smith Barney LLC ("Morgan Stanley Smith Barney") or your authorized financial representative or the Fund's transfer agent, Morgan Stanley Services, does not confirm your represented holdings.

In order to obtain a reduced sales charge under any of the privileges discussed above, it may be necessary at the time of purchase for you to inform your authorized financial representative of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoint and/or right of accumulation threshold. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding Class P and Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust held in all related accounts described above at your authorized financial representative, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met the sales load breakpoint and/or right of accumulation threshold.

Letter of Intent

The above schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "Letter of Intent." A Letter of Intent provides for the purchase of Class P or Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust within a 13-month period. The initial purchase under a Letter of Intent must be at least 5% of the stated investment goal. The Letter of Intent does not preclude a Portfolio from discontinuing sales of its shares. To determine the applicable sales charge reduction, you may also include (1) the cost of other Class P or Class H shares which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the Distributor receiving the Letter of Intent and (2) the historical cost of Class P and Class H shares of other portfolios of the Fund or portfolios of Morgan Stanley Institutional Fund Trust you currently own acquired in exchange for shares of other portfolios of the Fund or portfolios of Morgan Stanley Institutional Fund Trust purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse, and children under the age of 21) during the period referenced above. You should retain any records necessary to substantiate historical costs because the Fund, Morgan Stanley Services and your authorized financial representative may not maintain this information. You can obtain a Letter of Intent by contacting your authorized financial representative. If you do not achieve the stated investment goal within the 13-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment. Shares acquired through reinvestment of distributions are not aggregated to achieve the stated investment goal.

Additional Investments

You may purchase additional Class P and Class H shares for your account at any time by purchasing shares at NAV, plus any applicable sales charge.

Order Processing Fees

Your financial intermediary may charge processing or other fees in connection with the purchase or sale of Class P and Class H shares. Please consult your authorized financial representative for more information regarding any such fee.

***

The section of the Prospectus newly entitled "Shareholder Information—How To Redeem Class P and Class H Shares" is hereby deleted and replaced with the following:

You may redeem Class P and Class H shares of a Portfolio by contacting your authorized financial representative. The value of Class P and Class H shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Class P and Class H shares of the Portfolios will be redeemed at the NAV next determined after we receive your redemption request in good order.

The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven days.

If we determine that it is in the best interest of the Fund or Portfolio not to pay redemption proceeds in cash, we may distribute to you securities held by the Portfolio. If requested, we will pay a portion of your redemption(s) in cash (during any 90 day period) up to the lesser of $250,000 or 1% of the net assets of the Portfolio at the beginning of such period. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

Class P and Class H shares of the Small Company Growth Portfolio redeemed within 30 days of purchase may be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through preapproved asset allocation programs, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles and (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team. The redemption fee is based on, and deducted from, the redemption proceeds. Each time you redeem or exchange Class P and Class H shares, the shares held the longest will be redeemed or exchanged first.

The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at Financial Intermediaries. Certain Financial Intermediaries may not have the ability to assess a redemption fee. Certain Financial Intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from the Small Company Growth Portfolio's redemption fee or may impose certain trading restrictions to deter market-timing and frequent trading. If you invest in a Portfolio through a Financial Intermediary, please read that Financial Intermediary's materials carefully to learn about any other restrictions or fees that may apply.

Exchange Privilege

You may exchange Class P and Class H shares of a Portfolio for the same class of shares of other available portfolios of the Fund and available portfolios of Morgan Stanley Institutional Fund Trust. A front-end sales charge (load) is not imposed on exchanges of Class P or Class H shares. Exchanges are effected based on the respective NAVs of the applicable portfolios (subject to any applicable redemption fee). To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.

You can process your exchange by contacting your Financial Intermediary.

When you exchange for Class P or Class H shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase, except that it will not be subject to a front-end sales charge. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. An exchange of Class P or Class H shares of the Small Company Growth Portfolio held for less than 30 days from the date of purchase will be subject to the 2% redemption fee described above. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice.

Please retain this supplement for future reference.

  MSIEQUSPT1 1/13

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Global Real Estate Portfolio
International Real Estate Portfolio
U.S. Real Estate Portfolio
(collectively, the "Portfolios")

The Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Fund") has approved (i) the imposition of a maximum initial sales charge of 5.25% on purchases of Class P shares of the Portfolios; (ii) a decrease in the minimum initial investment amount for Class P shares of the Portfolios from $1,000,000 to $1,000; (iii) a decrease in the minimum initial investment amount for Class L shares of the Portfolios from $25,000 to $1,000; and (iv) the implementation of criteria for the waiver of the front-end sales charge on Class P shares of the Portfolios. As a result, the following changes to the Prospectus are effective as of February 25, 2013:

All references to Class P shares in the sections of the Prospectus entitled "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Redeem Class I, Class P and Class L Shares" are hereby removed.

***

The section of the Prospectus entitled "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" is hereby renamed "Shareholder Information—How To Purchase Class I and Class L Shares."

***

The section of the Prospectus entitled "Shareholder Information—How To Purchase Class H Shares" is hereby renamed "Shareholder Information—How To Purchase Class P and Class H Shares."

***

The section of the Prospectus entitled "Shareholder Information—How To Redeem Class H Shares" is hereby renamed "Shareholder Information—How To Redeem Class P and Class H Shares."

***

The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 22 of this Prospectus.

***

With respect to each of the Global Real Estate and U.S. Real Estate Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

Class P
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%

***

With respect to each of the International Real Estate Portfolio, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

Class P
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%

***

The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"

Global Real Estate Portfolio

	1 Year	3 Years	5 Years	10 Years
Class P	$649	$913	$1,195	$2,000

International Real Estate Portfolio

	1 Year	3 Years	5 Years	10 Years
Class P	$646	$901	$1,175	$1,957

U.S. Real Estate Portfolio

	1 Year	3 Years	5 Years	10 Years
Class P	$647	$904	$1,180	$1,968

***

With respect to the Global Real Estate Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"

	Past One Year	Past Five Years	Since Inception
Class P (commenced operations on 8/30/06)† Return before Taxes	-14.60%	-6.22%	-3.01%

†  The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

***

With respect to the International Real Estate Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"

	Past One Year	Past Five Years	Past Ten Years
Class P† Return before Taxes	-24.34%	-13.09%	8.72%

†  The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

***

With respect to the U.S. Real Estate Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"

	Past One Year	Past Five Years	Past Ten Years
Class P† Return before Taxes	-0.27%	-3.02%	10.11%

†  The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

***

Each Portfolio's section of the Prospectus entitled "Portfolio Summary—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares, $25,000 for Class H shares and $1,000 for each of Class L and Class P shares of the Portfolio. The minimum initial investment will be waived for certain investments. For more information, please refer to the "Shareholder Information—How To Purchase Class I and Class L Shares" and "—How To Purchase Class P and Class H Shares" sections beginning on pages 21 and 22, respectively, of this Prospectus.

Class I and Class L shares of the Portfolio may be purchased or sold on any day the New York Stock Exchange ("NYSE") is open for business directly through the Fund by mail (c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your financial intermediary.

For more information, please refer to the "Shareholder Information—How To Purchase Class I and Class L Shares" and "—How To Redeem Class I and Class L Shares" sections beginning on pages 21 and 24, respectively, of this Prospectus.

Class P and Class H shares of the Portfolio may be purchased or redeemed by contacting your authorized financial representative.

***

The section of the Prospectus entitled "Shareholder Information—Share Class" is hereby deleted and replaced with the following:

This Prospectus offers Class I, Class P, Class H and Class L shares of each Portfolio. Neither Class I nor Class L shares are subject to a sales charge, and Class I shares are not subject to a shareholder services fee. Class I shares generally require an investment in a minimum amount that is substantially higher than Class P, Class H and Class L shares.

***

The first sentence of the third paragraph under the section of the Prospectus newly entitled "Shareholder Information—How To Purchase Class I and Class L Shares" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000 for Class L shares of a Portfolio.

***

The penultimate sentence of the third paragraph under the section of the Prospectus newly entitled "Shareholder Information—How To Purchase Class I and Class L Shares" is hereby deleted and replaced with the following:

If the value of your account falls below the minimum initial investment amount for Class I or Class L shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption.

***

The section of the Prospectus newly entitled "Shareholder Information—How To Purchase Class P and Class H Shares" is hereby deleted and replaced with the following:

How To Purchase Class P and Class H Shares

Class P and Class H shares of a Portfolio may be purchased by contacting your authorized financial representative who will assist you, step-by-step, with the procedures to invest in Class P and Class H shares.

Class P and Class H shares are available to investors with a minimum investment of $1,000 and $25,000, respectively. The minimum initial or additional investment may be waived for the following categories: (1) sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee; (2) qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions); (3) defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code; (4) certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Directors; (5) current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (6) current or retired Directors or Trustees of the Morgan

Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (7) certain other registered open-end investment companies whose shares are distributed by the Distributor; (8) investments made in connection with certain reorganizations as approved by the Adviser; or (9) the reinvestment of dividends in additional Portfolio shares. If the value of your account falls below the minimum initial investment amount for Class P or Class H shares as a result of share redemptions, your account may be subject to involuntary redemption. You will be notified prior to any such redemptions.

Class P and Class H shares are subject to a sales charge equal to a maximum of 5.25% and 4.75%, respectively, each calculated as a percentage of the offering price on a single transaction as shown in the tables below. As shown below, the sales charge is reduced for purchases of $25,000 and over with respect to Class P and $50,000 and over with respect to Class H.

Class P	Front End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested
Less than $25,000	5.25%	5.54%
$25,000 but less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.00%	4.17%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million and over	0.00%	0.00%
Class H	Front End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested
$25,000 but less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.00%	4.17%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million and over	0.00%	0.00%

You may benefit from a reduced sales charge schedule (i.e., breakpoint discount) for purchases of Class P or Class H shares of a Portfolio, by combining, in a single transaction, your purchase with purchases of Class P or Class H shares of a Portfolio by the following related accounts:

•  A single account (including an individual, trust or fiduciary account).

•  A family member account (limited to spouse, and children under the age of 21).

•  Pension, profit sharing or other employee benefit plans of companies and their affiliates.

•  Employer sponsored and individual retirement accounts (including IRAs, Keogh, 401(k), 403(b), 408(k) and 457(b) Plans).

•  Tax-exempt organizations.

•  Groups organized for a purpose other than to buy mutual fund shares.

In addition to investments of $1 million or more, purchases of Class P and Class H shares are not subject to a front-end sales charge if your account qualifies under one of the following categories:

•  Sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee.

•  Qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions).

•  Defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code.

•  Certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Directors.

•  Current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

•  Current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

•  Certain other registered open-end investment companies, as approved by the Distributor.

•  Investments made in connection with certain reorganizations as approved by the Adviser.

•  The reinvestment of dividends in additional Portfolio shares.

Combined Purchase Privilege

You will have the benefit of reduced sales charges by combining purchases of Class P or Class H shares of a Portfolio for any related account in a single transaction with purchases of Class P or Class H shares of another portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust for the related account or any other related account. For the purpose of this combined purchase privilege, a "related account" is:

•  A single account (including an individual account, a joint account and a trust account established solely for the benefit of the individual).

•  A family member account (limited to spouse, and children under the age of 21, but including trust accounts established solely for the benefit of a spouse, or children under the age of 21).

•  An IRA and single participant retirement account (such as a Keogh).

•  An UGMA/UTMA account.

Right of Accumulation

You may benefit from a reduced sales charge if the cumulative NAV of Class P or Class H shares of a Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. For the purposes of the right of accumulation privilege, a related account is any one of the accounts listed under "Combined Purchase Privilege" above.

Notification

You must notify your authorized financial representative at the time a purchase order is placed, that the purchase qualifies for a reduced sales charge under any of the privileges discussed above. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Morgan Stanley Smith Barney LLC ("Morgan Stanley Smith Barney") or your authorized financial representative or the Fund's transfer agent, Morgan Stanley Services, does not confirm your represented holdings.

In order to obtain a reduced sales charge under any of the privileges discussed above, it may be necessary at the time of purchase for you to inform your authorized financial representative of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoint and/or right of accumulation threshold. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding Class P and Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust held in all related accounts described above at your authorized financial representative, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met the sales load breakpoint and/or right of accumulation threshold.

Letter of Intent

The above schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "Letter of Intent." A Letter of Intent provides for the purchase of Class P or Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust within a 13-month period. The initial purchase under a Letter of Intent must be at least 5% of the stated investment goal. The Letter of Intent does not preclude a Portfolio from discontinuing sales of its shares. To determine the applicable sales charge reduction, you may also include (1) the cost of other Class P or Class H shares which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the Distributor receiving the Letter of Intent and (2) the historical cost of Class P and Class H shares of other portfolios of the Fund or portfolios of Morgan Stanley Institutional Fund Trust you currently own acquired in exchange for shares of other portfolios of the Fund or portfolios of Morgan Stanley Institutional Fund Trust purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse, and children under the age of 21) during the period referenced above. You should retain any records necessary to substantiate historical costs because the Fund, Morgan Stanley Services and your authorized financial representative may not maintain this information. You can obtain a Letter of Intent by contacting your authorized financial representative. If you do not achieve the stated investment goal within the 13-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment. Shares acquired through reinvestment of distributions are not aggregated to achieve the stated investment goal.

Additional Investments

You may purchase additional Class P and Class H shares for your account at any time by purchasing shares at NAV, plus any applicable sales charge.

Order Processing Fees

Your financial intermediary may charge processing or other fees in connection with the purchase or sale of Class P and Class H shares. Please consult your authorized financial representative for more information regarding any such fee.

***

The section of the Prospectus newly entitled "Shareholder Information—How To Redeem Class P and Class H Shares" is hereby deleted and replaced with the following:

You may redeem Class P and Class H shares of a Portfolio by contacting your authorized financial representative. The value of Class P and Class H shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Class P and Class H shares of the Portfolios will be redeemed at the NAV next determined after we receive your redemption request in good order.

The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven days.

If we determine that it is in the best interest of the Fund or Portfolio not to pay redemption proceeds in cash, we may distribute to you securities held by the Portfolio. If requested, we will pay a portion of your redemption(s) in cash (during any 90 day period) up to the lesser of $250,000 or 1% of the net assets of the Portfolio at the beginning of such period. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

Class P and Class H shares of the International Real Estate Portfolio redeemed within 30 days of purchase may be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through preapproved asset allocation programs, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles and (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team. The redemption fee is based on, and deducted from, the redemption proceeds. Each time you redeem or exchange Class P and Class H shares, the shares held the longest will be redeemed or exchanged first.

The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at Financial Intermediaries. Certain Financial Intermediaries may not have the ability to assess a redemption fee. Certain Financial Intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from the International Real Estate Portfolio's redemption fee or may impose certain trading restrictions to deter market-timing and frequent trading. If you invest in a Portfolio through a Financial Intermediary, please read that Financial Intermediary's materials carefully to learn about any other restrictions or fees that may apply.

Exchange Privilege

You may exchange Class P and Class H shares of a Portfolio for the same class of shares of other available portfolios of the Fund and available portfolios of Morgan Stanley Institutional Fund Trust. A front-end sales charge (load) is not imposed on exchanges of Class P or Class H shares. Exchanges are effected based on the respective NAVs of the applicable portfolios (subject to any applicable redemption fee). To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.

You can process your exchange by contacting your Financial Intermediary.

When you exchange for Class P or Class H shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase, except that it will not be subject to a front-end sales charge. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. An exchange of Class P or Class H shares of the International Real Estate Portfolio held for less than 30 days from the date of purchase will be subject to the 2% redemption fee described above. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice.

Please retain this supplement for future reference.

  MSIREUISPT 1/13

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Global Opportunity Portfolio
International Opportunity Portfolio
Opportunity Portfolio
(collectively, the "Portfolios")

The Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Fund") has approved (i) the imposition of a maximum initial sales charge of 5.25% on purchases of Class P shares of the Portfolios; (ii) a decrease in the minimum initial investment amount for Class P shares of the Portfolios from $1,000,000 to $1,000; (iii) a decrease in the minimum initial investment amount for Class L shares of the Portfolios from $25,000 to $1,000; and (iv) the implementation of criteria for the waiver of the front-end sales charge on Class P shares of the Portfolios. As a result, the following changes to the Prospectus are effective as of February 25, 2013:

All references to Class P shares in the sections of the Prospectus entitled "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Redeem Class I, Class P and Class L Shares" are hereby removed.

***

The section of the Prospectus entitled "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" is hereby renamed "Shareholder Information—How To Purchase Class I and Class L Shares."

***

The section of the Prospectus entitled "Shareholder Information—How To Purchase Class H Shares" is hereby renamed "Shareholder Information—How To Purchase Class P and Class H Shares."

***

The section of the Prospectus entitled "Shareholder Information—How To Redeem Class H Shares" is hereby renamed "Shareholder Information—How To Redeem Class P and Class H Shares."

***

The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 25 of this Prospectus.

***

With respect to each of the Global Opportunity and Opportunity Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

Class P
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%

***

With respect to each of the International Opportunity Portfolio, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

Class P
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%

***

The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"

Global Opportunity Portfolio

	1 Year	3 Years	5 Years	10 Years
Class P	$670	$974	$1,300	$2,222

International Opportunity Portfolio

	1 Year	3 Years	5 Years	10 Years
Class P	$660	$945	$1,251	$2,117

Opportunity Portfolio

	1 Year	3 Years	5 Years	10 Years
Class P	$634	$865	$1,115	$1,827

***

With respect to the Global Opportunity Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns":

	Past One Year	Since Inception
Class P (commenced operations on 5/21/10)† Return before Taxes	-10.14%	12.23%

†  The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

***

With respect to the International Opportunity Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns":

	Past One Year	Since Inception
Class P (commenced operations on 3/31/10)† Return before Taxes	-15.05%	1.33%

†  The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

***

With respect to the Opportunity Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns":

	Past One Year	Past Five Years	Past Ten Years	Since Inception
Class P (commenced operations on 5/21/10)† Return before Taxes	-5.93%	N/A	N/A	10.69%

†  The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

***

Each Portfolio's section of the Prospectus entitled "Portfolio Summary—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares, $25,000 for Class H shares and $1,000 for each of Class L and Class P shares of the Portfolio. The minimum initial investment will be waived for certain investments. For more information, please refer to the "Shareholder Information—How To Purchase Class I and Class L Shares" and "—How To Purchase Class P and Class H Shares" sections beginning on pages 24 and 25, respectively, of this Prospectus.

Class I and Class L shares of the Portfolio may be purchased or sold on any day the New York Stock Exchange ("NYSE") is open for business directly through the Fund by mail (c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your financial intermediary.

For more information, please refer to the "Shareholder Information—How To Purchase Class I and Class L Shares" and "—How To Redeem Class I and Class L Shares" sections beginning on pages 24 and 27, respectively, of this Prospectus.

Class P and Class H shares of the Portfolio may be purchased or redeemed by contacting your authorized financial representative.

***

The section of the Prospectus entitled "Shareholder Information—Share Class" is hereby deleted and replaced with the following:

This Prospectus offers Class I, Class P, Class H and Class L shares of each Portfolio. Neither Class I nor Class L shares are subject to a sales charge, and Class I shares are not subject to a shareholder services fee. Class I shares generally require an investment in a minimum amount that is substantially higher than Class P, Class H and Class L shares.

***

The first sentence of the third paragraph under the section of the Prospectus newly entitled "Shareholder Information—How To Purchase Class I and Class L Shares" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000 for Class L shares of a Portfolio.

***

The penultimate sentence of the third paragraph under the section of the Prospectus newly entitled "Shareholder Information—How To Purchase Class I and Class L Shares" is hereby deleted and replaced with the following:

If the value of your account falls below the minimum initial investment amount for Class I or Class L shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption.

***

The section of the Prospectus newly entitled "Shareholder Information—How To Purchase Class P and Class H Shares" is hereby deleted and replaced with the following:

How To Purchase Class P and Class H Shares

Class P and Class H shares of a Portfolio may be purchased by contacting your authorized financial representative who will assist you, step-by-step, with the procedures to invest in Class P and Class H shares.

Class P and Class H shares are available to investors with a minimum investment of $1,000 and $25,000, respectively. The minimum initial or additional investment may be waived for the following categories: (1) sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee; (2) qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions); (3) defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code; (4) certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Directors; (5) current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (6) current or retired Directors or Trustees of the Morgan

Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (7) certain other registered open-end investment companies whose shares are distributed by the Distributor; (8) investments made in connection with certain reorganizations as approved by the Adviser; or (9) the reinvestment of dividends in additional Portfolio shares. If the value of your account falls below the minimum initial investment amount for Class P or Class H shares as a result of share redemptions, your account may be subject to involuntary redemption. You will be notified prior to any such redemptions.

Class P and Class H shares are subject to a sales charge equal to a maximum of 5.25% and 4.75%, respectively, each calculated as a percentage of the offering price on a single transaction as shown in the tables below. As shown below, the sales charge is reduced for purchases of $25,000 and over with respect to Class P and $50,000 and over with respect to Class H.

Class P	Front End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested
Less than $25,000	5.25%	5.54%
$25,000 but less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.00%	4.17%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million and over	0.00%	0.00%
Class H	Front End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested
$25,000 but less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.00%	4.17%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million and over	0.00%	0.00%

You may benefit from a reduced sales charge schedule (i.e., breakpoint discount) for purchases of Class P or Class H shares of a Portfolio, by combining, in a single transaction, your purchase with purchases of Class P or Class H shares of a Portfolio by the following related accounts:

•  A single account (including an individual, trust or fiduciary account).

•  A family member account (limited to spouse, and children under the age of 21).

•  Pension, profit sharing or other employee benefit plans of companies and their affiliates.

•  Employer sponsored and individual retirement accounts (including IRAs, Keogh, 401(k), 403(b), 408(k) and 457(b) Plans).

•  Tax-exempt organizations.

•  Groups organized for a purpose other than to buy mutual fund shares.

In addition to investments of $1 million or more, purchases of Class P and Class H shares are not subject to a front-end sales charge if your account qualifies under one of the following categories:

•  Sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee.

•  Qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions).

•  Defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code.

•  Certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Directors.

•  Current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

•  Current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

•  Certain other registered open-end investment companies, as approved by the Distributor.

•  Investments made in connection with certain reorganizations as approved by the Adviser.

•  The reinvestment of dividends in additional Portfolio shares.

Combined Purchase Privilege

You will have the benefit of reduced sales charges by combining purchases of Class P or Class H shares of a Portfolio for any related account in a single transaction with purchases of Class P or Class H shares of another portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust for the related account or any other related account. For the purpose of this combined purchase privilege, a "related account" is:

•  A single account (including an individual account, a joint account and a trust account established solely for the benefit of the individual).

•  A family member account (limited to spouse, and children under the age of 21, but including trust accounts established solely for the benefit of a spouse, or children under the age of 21).

•  An IRA and single participant retirement account (such as a Keogh).

•  An UGMA/UTMA account.

Right of Accumulation

You may benefit from a reduced sales charge if the cumulative NAV of Class P or Class H shares of a Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. For the purposes of the right of accumulation privilege, a related account is any one of the accounts listed under "Combined Purchase Privilege" above.

Notification

You must notify your authorized financial representative at the time a purchase order is placed, that the purchase qualifies for a reduced sales charge under any of the privileges discussed above. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Morgan Stanley Smith Barney LLC ("Morgan Stanley Smith Barney") or your authorized financial representative or the Fund's transfer agent, Morgan Stanley Services, does not confirm your represented holdings.

In order to obtain a reduced sales charge under any of the privileges discussed above, it may be necessary at the time of purchase for you to inform your authorized financial representative of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoint and/or right of accumulation threshold. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding Class P and Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust held in all related accounts described above at your authorized financial representative, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met the sales load breakpoint and/or right of accumulation threshold.

Letter of Intent

The above schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "Letter of Intent." A Letter of Intent provides for the purchase of Class P or Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust within a 13-month period. The initial purchase under a Letter of Intent must be at least 5% of the stated investment goal. The Letter of Intent does not preclude a Portfolio from discontinuing sales of its shares. To determine the applicable sales charge reduction, you may also include (1) the cost of other Class P or Class H shares which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the Distributor receiving the Letter of Intent and (2) the historical cost of Class P and Class H shares of other portfolios of the Fund or portfolios of Morgan Stanley Institutional Fund Trust you currently own acquired in exchange for shares of other portfolios of the Fund or portfolios of Morgan Stanley Institutional Fund Trust purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse, and children under the age of 21) during the period referenced above. You should retain any records necessary to substantiate historical costs because the Fund, Morgan Stanley Services and your authorized financial representative may not maintain this information. You can obtain a Letter of Intent by contacting your authorized financial representative. If you do not achieve the stated investment goal within the 13-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment. Shares acquired through reinvestment of distributions are not aggregated to achieve the stated investment goal.

Additional Investments

You may purchase additional Class P and Class H shares for your account at any time by purchasing shares at NAV, plus any applicable sales charge.

Order Processing Fees

Your financial intermediary may charge processing or other fees in connection with the purchase or sale of Class P and Class H shares. Please consult your authorized financial representative for more information regarding any such fee.

***

The section of the Prospectus newly entitled "Shareholder Information—How To Redeem Class P and Class H Shares" is hereby deleted and replaced with the following:

You may redeem Class P and Class H shares of a Portfolio by contacting your authorized financial representative. The value of Class P and Class H shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Class P and Class H shares of the Portfolios will be redeemed at the NAV next determined after we receive your redemption request in good order.

The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven days.

If we determine that it is in the best interest of the Fund or Portfolio not to pay redemption proceeds in cash, we may distribute to you securities held by the Portfolio. If requested, we will pay a portion of your redemption(s) in cash (during any 90 day period) up to the lesser of $250,000 or 1% of the net assets of the Portfolio at the beginning of such period. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

Class P and Class H shares of the International Opportunity Portfolio redeemed within 30 days of purchase may be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through preapproved asset allocation programs, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles and (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team. The redemption fee is based on, and deducted from, the redemption proceeds. Each time you redeem or exchange Class P and Class H shares, the shares held the longest will be redeemed or exchanged first.

The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at Financial Intermediaries. Certain Financial Intermediaries may not have the ability to assess a redemption fee. Certain Financial Intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from the International Opportunity Portfolio's redemption fee or may impose certain trading restrictions to deter market-timing and frequent trading. If you invest in a Portfolio through a Financial Intermediary, please read that Financial Intermediary's materials carefully to learn about any other restrictions or fees that may apply.

Exchange Privilege

You may exchange Class P and Class H shares of a Portfolio for the same class of shares of other available portfolios of the Fund and available portfolios of Morgan Stanley Institutional Fund Trust. A front-end sales charge (load) is not imposed on exchanges of Class P or Class H shares. Exchanges are effected based on the respective NAVs of the applicable portfolios (subject to any applicable redemption fee). To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.

You can process your exchange by contacting your Financial Intermediary.

When you exchange for Class P or Class H shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase, except that it will not be subject to a front-end sales charge. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. An exchange of Class P or Class H shares of the International Opportunity Portfolio held for less than 30 days from the date of purchase will be subject to the 2% redemption fee described above. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice.

Please retain this supplement for future reference.

  IFTEQ1SPT 1/13

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Emerging Markets Domestic Debt Portfolio
(the "Portfolio")

The Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Fund") has approved (i) the imposition of a maximum initial sales charge of 4.25% on purchases of Class P shares of the Portfolio; (ii) an increase in the maximum initial sales charge on purchases of Class H shares of the Portfolio from 3.50% to 4.00%; (iii) a reduction of the distribution and shareholder services (12b-1) fee applicable to Class L shares of the Portfolio from 0.75% to 0.50%; (iv) a decrease in the expense cap with respect to Class L shares of the Portfolio; (v) a decrease in the minimum initial investment amount for Class P shares of the Portfolio from $1,000,000 to $1,000; (vi) a decrease in the minimum initial investment amount for Class L shares of the Portfolio from $25,000 to $1,000; and (vii) the implementation of criteria for the waiver of the front-end sales charge on Class P shares of the Portfolio. As a result, the following changes to the Prospectus are effective as of February 25, 2013:

All references to Class P shares in the sections of the Prospectus entitled "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" and "—How To Redeem Class I, Class P and Class L Shares" are hereby removed.

***

The section of the Prospectus entitled "Shareholder Information—How To Purchase Class I, Class P and Class L Shares" is hereby renamed "Shareholder Information—How To Purchase Class I and Class L Shares."

***

The section of the Prospectus entitled "Shareholder Information—How To Purchase Class H Shares" is hereby renamed "Shareholder Information—How To Purchase Class P and Class H Shares."

***

The section of the Prospectus entitled "Shareholder Information—How To Redeem Class H Shares" is hereby renamed "Shareholder Information—How To Redeem Class P and Class H Shares."

***

The first paragraph in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 13 of this Prospectus.

***

The following replaces the "Shareholder Fees" table and related footnote thereto with respect to Class P and Class H shares only in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

	Class P	Class H
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%	4.00%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%	2.00%

***

The following replaces the "Annual Portfolio Operating Expenses" table and related footnotes thereto with respect to Class L shares only in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses:"

Class L
Advisory Fee	0.75%
Distribution and/or Service (12b-1) Fee‡	0.50%
Other Expenses	0.44%
Total Annual Portfolio Operating Expenses*	1.69%
Fee Waiver and/or Expense Reimbursement*	0.34%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.35%

‡  The Board of Directors approved an amendment to the Distribution and Shareholder Services Plan reducing the distribution and shareholder services (12b-1) fee for the Portfolio's Class L shares from 0.75% to 0.50% of the average daily net assets of such Class, effective February 25, 2013. The Distribution and/or Service (12b-1) Fees shown in the table above have been restated to reflect such change.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 0.85% for Class I, 1.10% for Class P, 1.10% for Class H and 1.35% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

***

The following table replaces the "Example" table with respect to Class P, Class H and Class L shares only in the section of the Prospectus entitled "Portfolio Summary—Example:"

	1 Year	3 Years	5 Years	10 Years
Class P	$532	$760	$1,005	$1,708
Class H	$508	$736	$982	$1,687
Class L	$137	$428	$739	$1,624

***

The following table replaces the "Average Annual Total Returns" table with respect to Class P and Class H shares only in the section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"

	Past One Year	Past Five Years	Past Ten Years	Since Inception
Class P (commenced operations on 1/2/96)† Return before Taxes	-8.01%	3.95%	8.99%	9.48%
Class H (commenced operations on 1/2/08)†† Return before Taxes	-7.71%	N/A	N/A	3.96%

†  The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 4.25%.

††  The historical performance of Class H shares has been restated to reflect the current maximum initial sales charge of 4.00%.

***

The section of the Prospectus entitled "Portfolio Summary—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares, $25,000 for Class H and $1,000 for each of Class L and Class P shares of the Portfolio. The minimum initial investment will be waived for certain investments. For more information, please refer to the "Shareholder Information—How To Purchase Class I and Class L Shares" and "—How To Purchase Class P and Class H Shares" sections beginning on pages 12 and 13, respectively, of this Prospectus.

Class I and Class L shares of the Portfolio may be purchased or sold on any day the New York Stock Exchange ("NYSE") is open for business directly through the Fund by mail (c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your financial intermediary.

For more information, please refer to the "Shareholder Information—How To Purchase Class I and Class L Shares" and "—How To Redeem Class I and Class L Shares" sections beginning on pages 12 and 15, respectively, of this Prospectus.

Class P and Class H shares of the Portfolio may be purchased or redeemed by contacting your authorized financial representative.

***

The first sentence of the second paragraph under the section of the Prospectus entitled "Fund Management—Advisory Fees" is hereby deleted and replaced with the following:

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolio to exceed 0.85% for Class I, 1.10% for Class P, 1.10% for Class H and 1.35% for Class L.

***

The section of the Prospectus entitled "Shareholder Information—Share Class" is hereby deleted and replaced with the following:

This Prospectus offers Class I, Class P, Class H and Class L shares of the Portfolio. Neither Class I nor Class L shares are subject to a sales charge, and Class I shares are not subject to a shareholder services fee. Class I shares generally require an investment in a minimum amount that is substantially higher than Class P, Class H and Class L shares.

***

The fourth sentence of the first paragraph under the section of the Prospectus entitled "Shareholder Information—Distribution of Portfolio Shares" is hereby deleted and replaced with the following:

Under the Plans, the Portfolio pays the Distributor a shareholder services fee of up to 0.25% of the average daily net assets of each of the Class P, Class H and Class L shares on an annualized basis and a distribution fee of up to 0.25% of the average daily net assets of Class L shares on an annualized basis.

***

The first sentence of the third paragraph under the section of the Prospectus newly entitled "Shareholder Information—How To Purchase Class I and Class L Shares" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000 for Class L shares of the Portfolio.

***

The penultimate sentence of the third paragraph under the section of the Prospectus newly entitled "Shareholder Information—How To Purchase Class I and Class L Shares" is hereby deleted and replaced with the following:

If the value of your account falls below the minimum initial investment amount for Class I or Class L shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption.

***

The section of the Prospectus newly entitled "Shareholder Information—How To Purchase Class P and Class H Shares" is hereby deleted and replaced with the following:

How To Purchase Class P and Class H Shares

Class P and Class H shares of the Portfolio may be purchased by contacting your authorized financial representative who will assist you, step-by-step, with the procedures to invest in Class P and Class H shares.

Class P and Class H shares are available to investors with a minimum investment of $1,000 and $25,000, respectively. The minimum initial or additional investment may be waived for the following categories: (1) sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee; (2) qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions); (3) defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code; (4) certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Directors; (5) current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (6) current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (7) certain other registered open-end investment companies whose shares are distributed by the Distributor; (8) investments made in connection with certain reorganizations as approved by the Adviser; or (9) the reinvestment of dividends in additional Portfolio shares. If the value of your account falls below the minimum initial investment amount for Class P or Class H shares as a result of share redemptions, your account may be subject to involuntary redemption. You will be notified prior to any such redemptions.

Class P and Class H shares are subject to a sales charge equal to a maximum of 4.25% and 4.00%, respectively, each calculated as a percentage of the offering price on a single transaction as shown in the tables below. As shown below, the sales charge is reduced for purchases of $25,000 and over with respect to Class P and $50,000 and over with respect to Class H.

Class P	Front End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested
Less than $25,000	4.25%	4.44%
$25,000 but less than $50,000	4.00%	4.17%
$50,000 but less than $100,000	3.50%	3.63%
$100,000 but less than $250,000	2.75%	2.83%
$250,000 but less than $500,000	2.25%	2.30%
$500,000 but less than $1 million	1.75%	1.78%
$1 million and over	0.00%	0.00%
Class H	Front End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested
$25,000 but less than $50,000	4.00%	4.17%
$50,000 but less than $100,000	3.50%	3.63%
$100,000 but less than $250,000	2.75%	2.83%
$250,000 but less than $500,000	2.25%	2.30%
$500,000 but less than $1 million	1.75%	1.78%
$1 million and over	0.00%	0.00%

You may benefit from a reduced sales charge schedule (i.e., breakpoint discount) for purchases of Class P or Class H shares of the Portfolio, by combining, in a single transaction, your purchase with purchases of Class P or Class H shares of the Portfolio by the following related accounts:

•  A single account (including an individual, trust or fiduciary account).

•  A family member account (limited to spouse, and children under the age of 21).

•  Pension, profit sharing or other employee benefit plans of companies and their affiliates.

•  Employer sponsored and individual retirement accounts (including IRAs, Keogh, 401(k), 403(b), 408(k) and 457(b) Plans).

•  Tax-exempt organizations.

•  Groups organized for a purpose other than to buy mutual fund shares.

In addition to investments of $1 million or more, purchases of Class P and Class H shares are not subject to a front-end sales charge if your account qualifies under one of the following categories:

•  Sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee.

•  Qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions).

•  Defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code.

•  Certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Directors.

•  Current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

•  Current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

•  Certain other registered open-end investment companies, as approved by the Distributor.

•  Investments made in connection with certain reorganizations as approved by the Adviser.

•  The reinvestment of dividends in additional Portfolio shares.

Combined Purchase Privilege

You will have the benefit of reduced sales charges by combining purchases of Class P or Class H shares of the Portfolio for any related account in a single transaction with purchases of Class P or Class H shares of another portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust for the related account or any other related account. For the purpose of this combined purchase privilege, a "related account" is:

•  A single account (including an individual account, a joint account and a trust account established solely for the benefit of the individual).

•  A family member account (limited to spouse, and children under the age of 21, but including trust accounts established solely for the benefit of a spouse, or children under the age of 21).

•  An IRA and single participant retirement account (such as a Keogh).

•  An UGMA/UTMA account.

Right of Accumulation

You may benefit from a reduced sales charge if the cumulative NAV of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. For the purposes of the right of accumulation privilege, a related account is any one of the accounts listed under "Combined Purchase Privilege" above.

Notification

You must notify your authorized financial representative at the time a purchase order is placed, that the purchase qualifies for a reduced sales charge under any of the privileges discussed above. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Morgan Stanley Smith Barney LLC ("Morgan Stanley Smith Barney") or your authorized financial representative or the Fund's transfer agent, Morgan Stanley Services, does not confirm your represented holdings.

In order to obtain a reduced sales charge under any of the privileges discussed above, it may be necessary at the time of purchase for you to inform your authorized financial representative of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoint and/or right of accumulation threshold. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding Class P and Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust held in all related accounts described above at your authorized financial representative, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met the sales load breakpoint and/or right of accumulation threshold.

Letter of Intent

The above schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "Letter of Intent." A Letter of Intent provides for the purchase of Class P or Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund Trust within a 13-month period. The initial purchase under a Letter of Intent must be at least 5% of the stated investment goal. The Letter of Intent does not preclude the Portfolio from discontinuing sales of its shares. To determine the applicable sales charge reduction, you may also include (1) the cost of other Class P or Class H shares which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the Distributor receiving the Letter of Intent and (2) the historical cost of Class P and Class H shares of other portfolios of the Fund or portfolios of Morgan Stanley Institutional Fund Trust you currently own acquired in exchange for shares of other portfolios of the

Fund or portfolios of Morgan Stanley Institutional Fund Trust purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse, and children under the age of 21) during the period referenced above. You should retain any records necessary to substantiate historical costs because the Fund, Morgan Stanley Services and your authorized financial representative may not maintain this information. You can obtain a Letter of Intent by contacting your authorized financial representative. If you do not achieve the stated investment goal within the 13-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment. Shares acquired through reinvestment of distributions are not aggregated to achieve the stated investment goal.

Additional Investments

You may purchase additional Class P and Class H shares for your account at any time by purchasing shares at NAV, plus any applicable sales charge.

Order Processing Fees

Your financial intermediary may charge processing or other fees in connection with the purchase or sale of Class P and Class H shares. Please consult your authorized financial representative for more information regarding any such fee.

***

The section of the Prospectus newly entitled "Shareholder Information—How To Redeem Class P and Class H Shares" is hereby deleted and replaced with the following:

You may redeem Class P and Class H shares of the Portfolio by contacting your authorized financial representative. The value of Class P and Class H shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Class P and Class H shares of the Portfolio will be redeemed at the NAV next determined after we receive your redemption request in good order.

The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven days.

If we determine that it is in the best interest of the Fund or Portfolio not to pay redemption proceeds in cash, we may distribute to you securities held by the Portfolio. If requested, we will pay a portion of your redemption(s) in cash (during any 90 day period) up to the lesser of $250,000 or 1% of the net assets of the Portfolio at the beginning of such period. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

Class P and Class H shares of the Portfolio redeemed within 30 days of purchase may be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through preapproved asset allocation programs, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles, (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team and (vi) transactions by funds of funds advised by Morgan Stanley

Investment Management. The redemption fee is based on, and deducted from, the redemption proceeds. Each time you redeem or exchange Class P and Class H shares, the shares held the longest will be redeemed or exchanged first.

The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at Financial Intermediaries. Certain Financial Intermediaries may not have the ability to assess a redemption fee. Certain Financial Intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from the Portfolio's redemption fee or may impose certain trading restrictions to deter market-timing and frequent trading. If you invest in the Portfolio through a Financial Intermediary, please read that Financial Intermediary's materials carefully to learn about any other restrictions or fees that may apply.

Exchange Privilege

You may exchange Class P and Class H shares of the Portfolio for the same class of shares of other available portfolios of the Fund and available portfolios of Morgan Stanley Institutional Fund Trust. A front-end sales charge (load) is not imposed on exchanges of Class P or Class H shares. Exchanges are effected based on the respective NAVs of the applicable portfolios (subject to any applicable redemption fee). To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.

You can process your exchange by contacting your Financial Intermediary.

When you exchange for Class P or Class H shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase, except that it will not be subject to a front-end sales charge. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. An exchange of Class P or Class H shares of the Portfolio held for less than 30 days from the date of purchase will be subject to the 2% redemption fee described above. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice.

Please retain this supplement for future reference.

  MSIFISPT1 1/13

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Global Insight Portfolio
Insight Portfolio
(collectively, the "Portfolios")

The Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Fund") has approved a decrease in the minimum initial investment amount for Class L shares of the Portfolios from $25,000 to $1,000. As a result, the following changes to the Prospectus are effective as of February 25, 2013:

The first sentence in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares, $25,000 for Class H and $1,000 for Class L shares of the Portfolio.

***

The first sentence of the third paragraph under the section of the Prospectus entitled "Shareholder Information—How To Purchase Class I and Class L Shares" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000 for Class L shares of the Portfolios.

Please retain this supplement for future reference.

  IFIGLBINSGHTSPT 1/13

Statement of Additional Information Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2012 of:

Active International Allocation Portfolio
Advantage Portfolio
Asian Equity Portfolio
Emerging Markets Domestic Debt Portfolio
Emerging Markets Portfolio
Global Advantage Portfolio
Global Discovery Portfolio
Global Franchise Portfolio
Global Insight Portfolio
Global Opportunity Portfolio
Global Real Estate Portfolio
Growth Portfolio
Insight Portfolio
International Advantage Portfolio
International Equity Portfolio
International Opportunity Portfolio
International Real Estate Portfolio
International Small Cap Portfolio
Opportunity Portfolio
Select Global Infrastructure Portfolio
Small Company Growth Portfolio
U.S. Real Estate Portfolio
(collectively, the "Portfolios")

The Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Fund") has approved (i) the imposition of a maximum initial sales charge of 5.25% (4.25% with respect to the Emerging Markets Domestic Debt Portfolio) on purchases of Class P shares of the Portfolios; (ii) an increase in the maximum initial sales charge on purchases of Class H shares of the Emerging Markets Domestic Debt Portfolio from 3.50% to 4.00%; (iii) a reduction of the distribution and shareholder services (12b-1) fee applicable to Class L shares of the Emerging Markets Domestic Debt Portfolio from 0.75% to 0.50%; (iv) a decrease in the expense cap with respect to Class L shares of the Emerging Markets Domestic Debt Portfolio; (v) a decrease in the minimum initial investment amount for Class P shares of the Portfolios from $1,000,000 to $1,000; and (vi) a decrease in the minimum initial investment amount for Class L shares of the Portfolios from $25,000 to $1,000. As a result, the following changes to the Statement of Additional Information ("SAI") are effective as of February 25, 2013:

The first paragraph of the section of the SAI entitled "Purchase of Shares—Minimum Investment" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares, $25,000 for Class H and $1,000 for each of Class L and Class P shares of the applicable Portfolios.

***

All references to Class P shares in the section of the SAI entitled "Purchase of Shares—Methods of Purchase for Class I, Class P and Class L" are hereby removed.

***

The first sentence in the section of the SAI entitled "Purchase of Shares—Involuntary Redemption of Shares" is hereby deleted and replaced with the following:

If the value of an account falls below the investment minimum for Class I shares, Class P shares, Class H shares or Class L shares because of shareholder redemption(s) or you no longer meet one of the waiver criteria set forth under the "Purchase of Shares—Minimum Investment" section, and if the account value remains below such investment minimum, the shares in such account may be subject to redemption by the Fund. The Fund will not redeem shares based solely upon changes in the market that reduce the net asset value of shares. If shares are redeemed, redemption proceeds will be promptly paid to the shareholder. Shareholders will be notified prior to any such redemption.

***

All references to Class P shares in the section of the SAI entitled "Redemption of Shares" are hereby removed.

***

The information in the table under the section of the SAI entitled "Investment Advisory and Other Services—Adviser," which shows the contractual advisory fee and the maximum expense ratios with respect to the Emerging Markets Domestic Debt Portfolio, is hereby deleted in its entirety and replaced with the following:

Portfolio	Contractual Rate of Advisory Fees	Expense Cap Class I	Expense Cap Class P	Expense Cap Class H	Expense Cap Class L
Emerging Markets Domestic Debt	0.75% of the portion of the daily net assets not exceeding $500 million; 0.70% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.65% of the portion of the daily net assets exceeding $1 billion.	0.85%	1.10%	1.10%	1.35%

***

The fourth sentence of the first paragraph under the section of the SAI entitled "Distribution and Shareholder Services Plans" is hereby deleted and replaced with the following:

Each Portfolio also pays the Distributor a shareholder services fee of up to 0.25% of each of the Class H shares' and Class L shares' average daily net assets on an annualized basis and a distribution fee of up to 0.50% (0.25% with respect to the Emerging Markets Domestic Debt Portfolio) of the Class L shares' average daily net assets on an annualized basis.

***

All references in the SAI to a maximum sales charge of 3.50% for Emerging Markets Domestic Debt Portfolio will be replaced with 4.00%.

***

The following table replaces the information with respect to the Class H shares only of the Emerging Markets Domestic Debt Portfolio in the table showing the average annual compounded rates of return, inclusive of a maximum sales charge on Class H shares of certain Portfolios under the section of the SAI entitled "Performance Information:"

Emerging Markets Domestic Debt Class H	01/02/08	-7.71%	N/A	N/A	3.96%

***

The following table is included under the section of the SAI entitled "Performance Information" following the table showing the average annual compounded rates of return, inclusive of a maximum sales charge on Class H shares of certain Portfolios:

The average annual compounded rates of return, inclusive of a maximum sales charge of 5.25% (4.25% with respect to the Emerging Markets Domestic Debt Portfolio), of the Class P shares of the Portfolios for the 1-, 5- and 10-year periods ended December 31, 2011 and for the period from inception through December 31, 2011 are as follows:

Name of Portfolio†	Inception Date	One Year	Average Annual Five Years	Average Annual Ten Years	Average Annual Since Inception
Active International Allocation Class P	01/02/96	-19.22%	-4.93%	4.01%	3.99%
Advantage Class P	05/21/10	-0.43%	N/A	N/A	12.23%
Asian Equity Class P	12/28/10	-21.40%	N/A	N/A	-19.76%
Emerging Markets Class P	01/02/96	-22.90%	-1.09%	12.08%	7.12%
Emerging Markets Domestic Debt Class P	01/02/96	-8.01%	3.95%	8.99%	9.48%
Global Advantage Class P	12/28/10	-5.14%	N/A	N/A	-5.01%
Global Discovery Class P	12/28/10	-12.79%	N/A	N/A	-12.94%

Name of Portfolio†	Inception Date	One Year	Average Annual Five Years	Average Annual Ten Years	Average Annual Since Inception
Global Franchise Class P	11/28/01	3.24%	3.34%	9.56%	9.96%
Global Opportunity Class P	05/21/10	-10.14%	N/A	N/A	12.23%
Global Real Estate Class P	08/30/06	-14.60%	-6.22%	N/A	-3.01%
Growth Class P	01/02/96	-8.35%	1.98%	2.61%	6.46%
International Advantage Class P	12/28/10	-6.71%	N/A	N/A	-6.75%
International Equity Class P	01/02/96	-12.70%	-3.92%	4.90%	6.98%
International Opportunity Class P	03/31/10	-15.05%	N/A	N/A	1.33%
International Real Estate Class P	10/01/97	-24.34%	-13.09%	8.72%	6.21%
International Small Cap Class P	10/21/08	-22.83%	N/A	N/A	4.48%
Opportunity Class P	05/21/10	-5.93%	N/A	N/A	10.69%
Select Global Infrastructure Class P	09/20/10	9.57%	N/A	N/A	11.53%
Small Company Growth Class P	01/02/96	-14.07%	-0.83%	4.85%	8.62%
U.S. Real Estate Class P	01/02/96	-0.27%	-3.02%	10.11%	11.33%

†  The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25% (4.25% with respect to Emerging Markets Domestic Debt Portfolio).

***

The section of the Fund's SAI entitled "Distribution and Shareholder Services Plans—Revenue Sharing" is hereby deleted and replaced with the following:

The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of the Portfolios, to Morgan Stanley Smith Barney LLC, a majority-owned broker-dealer subsidiary of Morgan Stanley, certain insurance companies and/or other affiliated and unaffiliated brokers, dealers and other financial intermediaries, including recordkeepers and administrators of various deferred compensation plans ("Intermediaries"), in connection with the sale, distribution, marketing and retention of shares of the Portfolios and/or shareholder servicing. For example, the Adviser or the Distributor may pay additional compensation to an Intermediary for, among other things, promoting the sale and distribution of Portfolio shares, providing access to various programs, mutual fund platforms or preferred or recommended mutual fund lists that may be offered by an Intermediary, granting the Distributor access to an Intermediary's financial advisors and consultants, providing assistance in the ongoing education and training of an Intermediary's financial personnel, furnishing marketing support, maintaining share balances and/or for sub-accounting, recordkeeping, administrative, shareholder, or transaction processing services. Such payments are in addition to any shareholder servicing fees and/or transfer agency fees that may be payable by the Portfolios. The additional payments are generally based on current assets, but may also be based on other measures as determined from time to time by the Adviser and/or the Distributor (e.g., gross sales or number of accounts). The amount of these payments may be different for different Intermediaries.

With respect to Morgan Stanley Smith Barney LLC, these payments currently include the following amounts, which are paid in accordance with the applicable compensation structure:

(1)  an ongoing annual fee in an amount up to $750,000 in consideration of the Distributor's participation at various Morgan Stanley Smith Barney LLC events, including seminars, conferences and meetings as determined by Morgan Stanley Smith Barney LLC.

(2)  on Class P, Class H and Class L shares of the Portfolios held in brokerage accounts where Morgan Stanley Smith Barney LLC is designated by purchasers as broker-dealer of record, an ongoing annual fee in an amount up to 0.16% of the total average monthly net asset value of such shares.

(3)  on Class I shares of the Portfolios held in brokerage accounts where Morgan Stanley Smith Barney LLC is designated by purchasers as broker-dealer of record, an ongoing annual fee in an amount up to 35% of each Portfolio's advisory fees accrued from the average daily net asset value of such shares.

(4)  On Class I and Class P shares of the Portfolios held in taxable accounts through any fee-based advisory program offered by Morgan Stanley Smith Barney LLC, an ongoing annual fee in an amount up to 0.08% of the total average monthly net asset value of such shares.

With respect to other Intermediaries, these payments, which are made in accordance with the applicable compensation structure for each Intermediary, include an ongoing annual fee in an amount up to 0.13% of the total average monthly net asset value of any Class I, Class P, Class H and Class L shares of the Portfolios held in such Intermediary accounts.

The prospect of receiving, or the receipt of, additional compensation as described above by Morgan Stanley Smith Barney LLC other Intermediaries may provide Morgan Stanley Smith Barney LLC or other Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Portfolios over other investment options with respect to which Morgan Stanley Smith Barney LLC or other Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Portfolios or the amount that the Portfolios receive to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Portfolio shares and should review carefully any disclosure provided by Morgan Stanley Smith Barney LLC and other Intermediaries as to their compensation.

Please retain this supplement for future reference.